UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, Texas  78701

13F File Number:  028-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC
Phone:     512.478.1271

Signature, Place, and Date of Signing:

 /s/ Bryant J. Regan     Austin, Texas/USA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $86,971 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101       39     1469 SH       SOLE                     1469
BARCLAYS BK PLC                IPATH S&P500 VIX 06740C188      557    17499 SH       SOLE                    17499
CABOT MICROELECTRONICS CORP    COM              12709P103     1243    35000 SH       SOLE                    35000
COSTAMARE INC                  SHS              Y1771G102      111     7978 SH       SOLE                     7978
DAWSON GEOPHYSICAL CO          COM              239359102     3957   150000 SH       SOLE                   150000
EDGEN GROUP INC                CL A             28014Q107     4553   644900 SH       SOLE                   644900
EINSTEIN NOAH REST GROUP INC   COM              28257U104      918    75200 SH       SOLE                    75200
EMERITUS CORP                  COM              291005106     5567   225212 SH       SOLE                   225212
FLEETCOR TECHNOLOGIES INC      COM              339041105      134     2492 SH       SOLE                     2492
GEOSPACE TECHNOLOGIES CORP     COM              37364X109     3740    42087 SH       SOLE                    42087
GULFMARK OFFSHORE INC          CL A NEW         402629208     5340   155000 SH       SOLE                   155000
HELEN OF TROY CORP LTD         COM              G4388N106     5013   150000 SH       SOLE                   150000
HI-CRUSH PARTNERS LP           COM UNIT LTD     428337109     2998   198689 SH       SOLE                   198689
INTEGRATED ELECTRICAL SVC      COM              45811E301     1830   406700 SH       SOLE                   406700
LINDSAY CORP                   COM              535555106      719     8970 SH       SOLE                     8970
MITEL NETWORKS CORP            COM              60671Q104     3498  1113924 SH       SOLE                  1113924
MTR GAMING GROUP INC           COM              553769100     7299  1750339 SH       SOLE                  1750339
MURPHY OIL CORP                COM              626717102     4466    75000 SH       SOLE                    75000
NAVARRE CORP                   COM              639208107      624   350652 SH       SOLE                   350652
NORTECH SYS INC                COM              656553104      433   144434 SH       SOLE                   144434
ORION MARINE GROUP INC         COM              68628V308     2193   300000 SH       SOLE                   300000
RED LION HOTELS CORP           COM              756764106     1973   250000 SH       SOLE                   250000
RENTECH INC                    COM              760112102     1013   385300 SH       SOLE                   385300
RIGNET INC                     COM              766582100    11674   571410 SH       SOLE                   571410
THERMON GROUP HLDGS INC        COM              88362T103      279    12403 SH       SOLE                    12403
TILE SHOP HLDGS INC            COM              88677Q109     3615   214800 SH       SOLE                   214800
TITAN MACHY INC                COM              88830R101     6812   275784 SH       SOLE                   275784
UNITED RENTALS INC             COM              911363109     6373   140000 SH       SOLE                   140000